Form N-1A Cover	Jul. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2025
Prospectus Date	Jul. 15, 2025